Subsequent Events (10-Q) (Details) (USD $)									0 Months Ended
	Apr. 06, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 06, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Oct. 02, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Subsequent Event [Member]	Apr. 02, 2013 Subsequent Event [Member] Senior Secured Convertible Notes [Member]	Apr. 06, 2013 Subsequent Event [Member] Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Shares issued to holders of convertible notes to satisfy interest obligations (in shares)									290,935
Interest obligation settled by shares									$ 189,000
Conversion price (in dollars per share)					$ 0.69					$ 0.69
Exercise price of warrants (in dollars per share)					$ 0.69	$ 0.75	$ 0.75	$ 0.75		$ 0.69
Warrants to purchase common stock (in shares)		80,080,702	80,250,702	1,064,616	57,438,408	51,100,000	51,100,000			57,438,408
Number of trading days considered for volume weighted average price of stock	5 days									5 days